091-07658m

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10046285

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   BATS Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See attached.
3. Class of New Derivative Securities Product:
   See attached.
4. Name of Underlying Instrument:
   See attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   See attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not applicable.

RECEIVED
2010 JAN 28 AM 11:50
SEC / TM

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Tamara Schademann

Title: SVP, Chief Regulatory Officer

Telephone Number: (913) 815-7113

Manual Signature of Official Responsible for Form:
Tamara Schademann

Date: January 27, 2010

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	JAN 28 2010

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS EXCHANGE, INC.
PURSUANT TO UNLISTED TRADING PRIVILEGES COMMENCING ON JANUARY 21, 2010

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
BXDB	Corporation	Exchange traded notes; index linked security	S&P 500	Various U.S. Markets	Broad
BXDC	Corporation	Exchange traded notes; index linked security	S&P 500	Various U.S. Markets	Broad
BXDD	Corporation	Exchange traded notes; index linked security	S&P 500	Various U.S. Markets	Broad
BXUB	Corporation	Exchange traded notes; index linked security	S&P 500	Various U.S. Markets	Broad
BXUC	Corporation	Exchange traded notes; index linked security	S&P 500	Various U.S. Markets	Broad
SCHC	Trust	Investment company units	FTSE Developed Small Cap ex-US Liquid Index	Various world markets	Broad
SCHE	Trust	Investment company units	FTSE All-Emerging Index	Various world markets	Broad

BATS
Making Markets Better®

RECEIVED
2010 JAN 28 AM 11:50
SEC / TM

January 27, 2010

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – BATS Exchange, Inc.

Ms. Jackson,

On behalf of BATS Exchange, Inc., enclosed please find an executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding seven (7) derivative securities products that commenced trading on BATS Exchange on January 21, 2010. Please contact me or Anders Franzon (913.815.7154) if you have any questions in connection with this matter.

Sincerely,

Tamara Schademann

Tamara Schademann
SVP, Chief Regulatory Officer
913.815.7113

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 28 2010